Consolidated Statements of Cash Flows (Parenthetical)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
6.00 % Senior Secured Notes [member]
Statement [LineItems]
Percentage of interest on senior secured notes	6.00%	6.00%	6.00%
4.75 % Senior Notes [member]
Statement [LineItems]
Percentage of interest on senior secured notes	4.75%	4.75%	4.75%